Gain on Sale of Assets - Summary of Gain (Loss) on Sale of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Gross sale price	$ 107,084	$ 0	$ 0
Gain/(loss)	11,579	$ 0	$ 0
Paraskevi
Property, Plant and Equipment [Line Items]
Gross sale price	7,300
Gain/(loss)	(551)
Vassos
Property, Plant and Equipment [Line Items]
Gross sale price	8,650
Gain/(loss)	(1,074)
Pedhoulas Builder
Property, Plant and Equipment [Line Items]
Gross sale price	22,500
Gain/(loss)	(1,775)
Pedhoulas Farmer
Property, Plant and Equipment [Line Items]
Gross sale price	22,000
Gain/(loss)	189
Maria
Property, Plant and Equipment [Line Items]
Gross sale price	12,000
Gain/(loss)	3,843
Koulitsa
Property, Plant and Equipment [Line Items]
Gross sale price	13,600
Gain/(loss)	5,748
Pedhoulas Fighter
Property, Plant and Equipment [Line Items]
Gross sale price	23,700
Gain/(loss)	$ 5,199